CALVERT EMERGING MARKETS EQUITY FUND

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated February 1, 2024

The Board of Directors of Calvert World Values Fund, Inc. approved the termination of the sub-advisory agreement between Calvert Research and Management (the “Adviser”) and Hermes Investment Management Limited (“Hermes”) on behalf of Calvert Emerging Markets Equity Fund (the “Fund”) and related changes to the Fund’s principal investment strategies. The termination is expected to be effective November 11, 2024. The Adviser will continue to serve as the Fund’s investment manager.

Accordingly, the following changes are effective November 11, 2024:

1.The section “Principal Investment Strategies” in the Summary Prospectus and “Fund Summary – Calvert Emerging Markets Equity Fund” in the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries (the “80% Policy”).

The Adviser considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets, core business operations and/or employees in one or more emerging market countries.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participation notes (“P-Notes”). The Fund may invest in companies of any market capitalization. Securities of companies located in emerging market countries may include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure. Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

The Adviser seeks to identify quality companies that are located in attractive emerging market countries. The Adviser combines a top-down country analysis with a bottom-up fundamental company research, including consideration of the Fund's responsible investment criteria described below, to identify companies that may potentially contribute to sustainable development. The country analysis includes an assessment of the opportunities and risks for each emerging market country through quantitative and qualitative analysis of economic, political and social fundamentals, valuations and sentiment. The Adviser’s country framework helps identify attractive countries and contributes—in combination with bottom-up stock opportunities—to the Fund's exposure to a country in the portfolio. From a bottom-up perspective, the Adviser identifies quality companies based on fundamental research, which includes meetings with management and company, industry and sector research. Portfolio construction is based on a number of factors, including the level of conviction in the country and company and aggregate portfolio characteristics.

The Fund may sell a security when the company, country or industry fundamentals deteriorate, the target price is reached, other securities are identified to displace a current holding or it does not meet the Fund’s responsible investment criteria. The Fund may also lend its securities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

2.The second paragraph in the section “Performance” in the Summary Prospectus and “Fund Summary – Calvert Emerging Markets Equity Fund” in the Prospectus is hereby deleted and replaced with the following:

CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former sub-adviser, Hermes Investment Management Limited (“Hermes”), and its former investment adviser. Performance from January 1, 2017 through the periods shown is that of Hermes and CRM. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

3.The section “Management” in the Summary Prospectus and “Fund Summary – Calvert Emerging Markets Equity Fund” in the Prospectus is hereby deleted and replaced with the following:

Management

Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”).

Portfolio Managers

Eric Carlson, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since November 2024.

Paul Psaila, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since November 2024.

4.The following replaces the third through ninth paragraphs under “Investment Selection Process” in “About Responsible Investment” in the Prospectus:

Emerging Markets Equity Fund, Global Equity Fund, Global Small-Cap Equity Fund, International Equity Fund and International Opportunities Fund.  CRM seeks to invest in issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities.  Issuers are analyzed using the Calvert Principles. Each issuer is evaluated relative to an appropriate peer group based on financially material ESG factors as determined by CRM.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria. The Fund may also invest in issuers that CRM believes are likely to operate in accordance with the Calvert Principles pending CRM’s engagement activity with such issuer. In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  The responsible investing criteria of a Fund may be changed by the Board without shareholder approval.

Emerging Markets Equity Fund, Global Equity Fund, Global Small-Cap Equity Fund, International Equity Fund and International Opportunities Fund may invest in a security before CRM has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, CRM will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If CRM determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s guidelines, at a time and in a manner that is determined to be in the best interests of shareholders.  If a security is sold prior to CRM’s responsible investment determination and is no longer held by a Fund, CRM may not complete its evaluation of such security.

As described above, or in the SAI, Emerging Markets Advancement Fund, Global Equity Fund, Global Small-Cap Equity Fund, International Equity Fund and International Opportunities Fund may invest in cash, money market instruments and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investment criteria otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

5.The third paragraph under “Management” in “Management and Organization” in the Prospectus is hereby deleted.

6.The following replaces the second paragraph under “Management – Emerging Markets Equity Fund” in “Management and Organization” in the Prospectus:

The portfolio managers of the Fund are Eric Carlson and Paul Psaila (since November 2024). Messrs. Carlson and Psaila are Managing Directors of Morgan Stanley and Vice Presidents of CRM.  Each have been employees of Morgan Stanley for more than five years and manage other funds.

7.The following replaces the first two paragraphs of “Investment Advisory Services” in “Investment Advisory and Administrative Services” in the SAI:

Investment Advisory Services. As described in the Prospectus, CRM is the investment adviser to each Fund.  Eaton Vance Advisers International Ltd. (“EVAIL”) is a sub-adviser to Calvert Emerging Markets Advancement Fund, Calvert Global Equity Fund, Calvert Global Small-Cap Equity Fund, Calvert International Equity Fund and Calvert International Opportunities Fund. CRM and EVAIL are indirect, wholly owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust/Corporation.  The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of each Fund’s assets will be held uninvested.  Each investment advisory agreement between each Fund and CRM (the “Investment Advisory Agreement” or the “Agreement”) and the investment sub-advisory agreement between CRM and EVAIL (the “Investment Sub-Advisory Agreement”) requires the investment adviser or sub-adviser, as the case may be, to pay the compensation and expenses of all officers and Trustees/Directors who are members of the investment adviser's or sub-adviser's organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

8.The following replaces the fifth paragraph of “Investment Advisory Services” in “Investment Advisory and Administrative Services” in the SAI:

Hermes Investment Management Limited (“Hermes”) served as sub-adviser to Emerging Markets Equity Fund until November 11, 2024. Pursuant to an investment sub-advisory agreement between CRM and Hermes, CRM paid compensation to Hermes for providing sub-advisory services to Emerging Markets Equity Fund.  The following table sets forth the sub-advisory fees paid by CRM to Hermes for the last three fiscal years:

9.“Information about Hermes” in “Investment Advisory and Administrative Services” in the SAI is hereby deleted.

10.The following replaces the tables under “Portfolio Managers” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Eric Carlson(1)
Registered Investment Companies(2)	4	$969.7	0	$0
Other Pooled Investment Vehicles	4	$1,202.1	0	$0
Other Accounts	6	$2,397.4	0	$0
Christopher M. Dyer, CFA(3)
Registered Investment Companies(2)	7	$6,922.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.2	0	$0
Aidan M. Farrell
Registered Investment Companies(2)	3	$466.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Ian Kirwan
Registered Investment Companies(2)	2	$974.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Allen J. Mayer(4)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael D. McLean, CFA
Registered Investment Companies(2)	8	$743.4	0	$0
Other Pooled Investment Vehicles	1	$36.8	0	$0
Other Accounts	4	$256.1	1	$204.3
J. Griffith Noble, CFA
Registered Investment Companies(2)	8	$743.4	0	$0
Other Pooled Investment Vehicles	1	$36.8	0	$0
Other Accounts	4	$256.1	1	$204.3

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul Psaila(1)
Registered Investment Companies(2)	4	$969.7	0	$ 0
Other Pooled Investment Vehicles	4	$1,202.1	0	$ 0
Other Accounts	8	$2,498.2	0	$ 0
Federico Sequeda, CFA(4)
Registered Investment Companies(2)	10	$10,684.9	0	$0
Other Pooled Investment Vehicles	16	$12,834.9	0	$0
Other Accounts	4	$591.1	0	$0
Sahil Tandon, CFA(4)
Registered Investment Companies(2)	5	$1,404.6	0	$0
Other Pooled Investment Vehicles	13	$5,102.5	0	$0
Other Accounts	5	$469.8	0	$0
Steven Vanne, CFA, FRM
Registered Investment Companies(2)	3	$843.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)As of June 30, 2024.

(2)Includes each Fund as applicable.

(3)This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

(4)As of February 29, 2024.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Calvert family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Emerging Markets Advancement Fund
Federico Sequeda, CFA(1)	$10,001 - $50,000	$10,001 - $50,000
Sahil Tandon, CFA(1)	None	None
Steven Vanne, CFA, FRM	None	None
Emerging Markets Equity Fund
Eric Carlson(2)	None	None
Paul Psaila(2)	None	None
Global Equity Fund
Christopher M. Dyer, CFA	None	$100,001 - $500,000
Ian Kirwan	None	$50,001 - $100,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Global Small-Cap Equity Fund
Aidan M. Farrell	$10,001 - $50,000	$100,001 - $500,000
Michael D. McLean, CFA	$1 - $10,000	$100,001 - $500,000
J. Griffith Noble, CFA	$1 - $10,000	$100,001 - $500,000
International Equity Fund
Christopher M. Dyer, CFA	$50,001 - $100,000	$100,001 - $500,000
Ian Kirwan	$50,001 - $100,000	$50,001 - $100,000
International Opportunities Fund
Aidan M. Farrell	$10,001 - $50,000	$100,001 - $500,000
Allen J. Mayer(3)	None	$10,001 - $50,000

(1)As of February 29, 2024.

(2)As of June 30, 2024.

(3)Mr. Mayer became a portfolio manager on February 1, 2024.

11.The first five paragraphs under “Calvert Emerging Markets Equity Fund” in “Investment Advisory and Administrative Services” in the SAI are hereby deleted.

12.The subsection titled “Compensation Structure for Hermes” under “Calvert Emerging Markets Equity Fund” in “Investment Advisory and Administrative Services” in the SAI are hereby deleted.

September 11, 2024	48552-00 9.11.24